UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity® New Markets Income Fund : FNMIX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Markets Income Fund	$ 81	0.75%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® New Markets Income Fund	14.84%	3.11%	4.65%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	14.30%	2.23%	4.51%
J.P. Morgan Emerging Markets Bond Index Global Diversified Index	14.30%	1.78%	4.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.5
AA - 7.3
A - 3.0
BBB - 21.7
BB - 23.4
B - 12.1
CCC,CC,C - 13.3
D - 0.7
Not Rated - 3.8
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.1
Corporate Bonds - 28.0
U.S. Treasury Obligations - 2.5
Preferred Securities - 1.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 14.5
Mexico - 6.5
Brazil - 4.4
Colombia - 3.9
Saudi Arabia - 3.9
Chile - 3.2
United Arab Emirates - 3.1
Egypt - 3.0
Venezuela - 2.9
Others - 54.6

TOP HOLDINGS (% of Fund's net assets)
Arab Republic of Egypt	2.9
Dominican Republic Bond	2.9
Argentine Republic	2.9
Colombian Republic	2.6
Turkish Republic	2.6
Republic of Nigeria	2.4
Petroleos Mexicanos	2.3
United Mexican States	2.1
Romanian Republic	1.9
US Treasury Notes	1.9
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914199.101    331-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class Z : FGBMX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 74	0.69%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 4, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	14.91%	3.19%	4.45%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	14.30%	2.23%	4.50%
J.P. Morgan Emerging Markets Bond Index Global Diversified Index	14.30%	1.78%	4.14%
A   From December 4, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.5
AA - 7.3
A - 3.0
BBB - 21.7
BB - 23.4
B - 12.1
CCC,CC,C - 13.3
D - 0.7
Not Rated - 3.8
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.1
Corporate Bonds - 28.0
U.S. Treasury Obligations - 2.5
Preferred Securities - 1.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 14.5
Mexico - 6.5
Brazil - 4.4
Colombia - 3.9
Saudi Arabia - 3.9
Chile - 3.2
United Arab Emirates - 3.1
Egypt - 3.0
Venezuela - 2.9
Others - 54.6

TOP HOLDINGS (% of Fund's net assets)
Arab Republic of Egypt	2.9
Dominican Republic Bond	2.9
Argentine Republic	2.9
Colombian Republic	2.6
Turkish Republic	2.6
Republic of Nigeria	2.4
Petroleos Mexicanos	2.3
United Mexican States	2.1
Romanian Republic	1.9
US Treasury Notes	1.9
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914204.101    3323-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class M : FGWMX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 111	1.04%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 4, 2018 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	9.85%	1.96%	3.45%
Class M (without 4.00% sales charge)	14.42%	2.80%	4.05%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	14.30%	2.23%	4.50%
J.P. Morgan Emerging Markets Bond Index Global Diversified Index	14.30%	1.78%	4.14%
A   From December 4, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.5
AA - 7.3
A - 3.0
BBB - 21.7
BB - 23.4
B - 12.1
CCC,CC,C - 13.3
D - 0.7
Not Rated - 3.8
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.1
Corporate Bonds - 28.0
U.S. Treasury Obligations - 2.5
Preferred Securities - 1.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 14.5
Mexico - 6.5
Brazil - 4.4
Colombia - 3.9
Saudi Arabia - 3.9
Chile - 3.2
United Arab Emirates - 3.1
Egypt - 3.0
Venezuela - 2.9
Others - 54.6

TOP HOLDINGS (% of Fund's net assets)
Arab Republic of Egypt	2.9
Dominican Republic Bond	2.9
Argentine Republic	2.9
Colombian Republic	2.6
Turkish Republic	2.6
Republic of Nigeria	2.4
Petroleos Mexicanos	2.3
United Mexican States	2.1
Romanian Republic	1.9
US Treasury Notes	1.9
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914201.101    3319-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class I : FGZMX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 85	0.79%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 4, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	14.71%	3.09%	4.34%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	14.30%	2.23%	4.50%
J.P. Morgan Emerging Markets Bond Index Global Diversified Index	14.30%	1.78%	4.14%
A   From December 4, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.5
AA - 7.3
A - 3.0
BBB - 21.7
BB - 23.4
B - 12.1
CCC,CC,C - 13.3
D - 0.7
Not Rated - 3.8
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.1
Corporate Bonds - 28.0
U.S. Treasury Obligations - 2.5
Preferred Securities - 1.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 14.5
Mexico - 6.5
Brazil - 4.4
Colombia - 3.9
Saudi Arabia - 3.9
Chile - 3.2
United Arab Emirates - 3.1
Egypt - 3.0
Venezuela - 2.9
Others - 54.6

TOP HOLDINGS (% of Fund's net assets)
Arab Republic of Egypt	2.9
Dominican Republic Bond	2.9
Argentine Republic	2.9
Colombian Republic	2.6
Turkish Republic	2.6
Republic of Nigeria	2.4
Petroleos Mexicanos	2.3
United Mexican States	2.1
Romanian Republic	1.9
US Treasury Notes	1.9
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914203.101    3322-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class C : FGYMX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.79%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 4, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	12.67%	2.07%	3.29%
Class C	13.67%	2.07%	3.29%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	14.30%	2.23%	4.50%
J.P. Morgan Emerging Markets Bond Index Global Diversified Index	14.30%	1.78%	4.14%
A   From December 4, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.5
AA - 7.3
A - 3.0
BBB - 21.7
BB - 23.4
B - 12.1
CCC,CC,C - 13.3
D - 0.7
Not Rated - 3.8
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.1
Corporate Bonds - 28.0
U.S. Treasury Obligations - 2.5
Preferred Securities - 1.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 14.5
Mexico - 6.5
Brazil - 4.4
Colombia - 3.9
Saudi Arabia - 3.9
Chile - 3.2
United Arab Emirates - 3.1
Egypt - 3.0
Venezuela - 2.9
Others - 54.6

TOP HOLDINGS (% of Fund's net assets)
Arab Republic of Egypt	2.9
Dominican Republic Bond	2.9
Argentine Republic	2.9
Colombian Republic	2.6
Turkish Republic	2.6
Republic of Nigeria	2.4
Petroleos Mexicanos	2.3
United Mexican States	2.1
Romanian Republic	1.9
US Treasury Notes	1.9
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914202.101    3320-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class A : FGVMX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 111	1.04%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 4, 2018 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	9.93%	1.98%	3.45%
Class A (without 4.00% sales charge)	14.52%	2.81%	4.05%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	14.30%	2.23%	4.50%
J.P. Morgan Emerging Markets Bond Index Global Diversified Index	14.30%	1.78%	4.14%
A   From December 4, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.5
AA - 7.3
A - 3.0
BBB - 21.7
BB - 23.4
B - 12.1
CCC,CC,C - 13.3
D - 0.7
Not Rated - 3.8
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.1
Corporate Bonds - 28.0
U.S. Treasury Obligations - 2.5
Preferred Securities - 1.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 14.5
Mexico - 6.5
Brazil - 4.4
Colombia - 3.9
Saudi Arabia - 3.9
Chile - 3.2
United Arab Emirates - 3.1
Egypt - 3.0
Venezuela - 2.9
Others - 54.6

TOP HOLDINGS (% of Fund's net assets)
Arab Republic of Egypt	2.9
Dominican Republic Bond	2.9
Argentine Republic	2.9
Colombian Republic	2.6
Turkish Republic	2.6
Republic of Nigeria	2.4
Petroleos Mexicanos	2.3
United Mexican States	2.1
Romanian Republic	1.9
US Treasury Notes	1.9
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914200.101    3317-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity New Markets Income Fund (the “Fund”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New Markets Income Fund	$82,100	$3,500	$12,000	$1,100

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New Markets Income Fund	$79,300	$7,000	$13,000	$2,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
PwC	$13,768,200	$15,313,500

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Markets Income Fund

Annual Report
December 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® New Markets Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA Series A6, 1.9554% (b) (Cost $8,515,940)	1,356,001	10,207,590

Foreign Government and Government Agency Obligations - 56.1%
		Principal Amount (a)	Value ($)
ALBANIA - 0.0%
Republic of Albania Ministry of Finance & Economy 4.75% 2/14/2035 (g)	EUR	4,855,000	5,770,924
ANGOLA - 1.5%
Angola Republic 8% 11/26/2029 (e)		10,895,000	10,641,895
Angola Republic 8.25% 5/9/2028 (e)		26,255,000	26,371,430
Angola Republic 8.75% 4/14/2032 (e)		11,505,000	11,188,699
Angola Republic 9.125% 11/26/2049 (e)		7,695,000	6,627,175
Angola Republic 9.244% 1/15/2031 (e)		3,600,000	3,628,108
Angola Republic 9.375% 5/8/2048 (e)		21,145,000	18,533,910
Angola Republic 9.875% 10/15/2035 (e)		3,845,000	3,810,164
TOTAL ANGOLA			80,801,381
ARGENTINA - 2.9%
Argentine Republic 0.75% 7/9/2030 (h)		57,070,778	48,624,303
Argentine Republic 1% 7/9/2029		17,349,598	15,467,166
Argentine Republic 4.125% 7/9/2035 (h)		81,135,665	60,364,936
Argentine Republic 5% 1/9/2038 (h)		46,294,088	35,970,506
TOTAL ARGENTINA			160,426,911
ARMENIA - 0.5%
Republic of Armenia 3.6% 2/2/2031 (e)		15,415,000	14,042,140
Republic of Armenia 6.75% 3/12/2035 (e)		12,225,000	12,721,702
TOTAL ARMENIA			26,763,842
BAHRAIN - 0.4%
Bahrain Kingdom 5.625% 5/18/2034 (e)		10,220,000	9,801,593
Bahrain Kingdom 5.875% 2/6/2034 (e)		5,130,000	5,106,402
Bahrain Kingdom 6.625% 10/6/2037 (e)		3,840,000	3,831,302
Bahrain Kingdom 7.5% 2/12/2036 (e)		3,705,000	4,004,957
TOTAL BAHRAIN			22,744,254
BENIN - 0.3%
Republic of Benin 7.96% 2/13/2038 (e)		10,725,000	11,143,919
Republic of Benin 8.375% 1/23/2041 (e)		3,550,000	3,735,274
TOTAL BENIN			14,879,193
BERMUDA - 0.2%
Bermuda Government International Bond 2.375% 8/20/2030 (e)		5,325,000	4,842,422
Bermuda Government International Bond 3.375% 8/20/2050 (e)		5,015,000	3,474,442
Bermuda Government International Bond 5% 7/15/2032 (e)		3,830,000	3,870,713
TOTAL BERMUDA			12,187,577
BRAZIL - 1.6%
Federative Republic of Brazil 12.25% 3/6/2030		13,317,000	17,280,073
Federative Republic of Brazil 3.875% 6/12/2030		4,830,000	4,612,650
Federative Republic of Brazil 4.75% 1/14/2050		9,500,000	6,901,750
Federative Republic of Brazil 5% 1/27/2045		23,550,000	18,924,309
Federative Republic of Brazil 5.625% 2/21/2047		1,900,000	1,611,200
Federative Republic of Brazil 6.625% 3/15/2035		5,710,000	5,887,010
Federative Republic of Brazil 7.125% 1/20/2037		10,860,000	11,909,836
Federative Republic of Brazil 7.250% 1/12/2056		7,350,000	7,283,850
Federative Republic of Brazil 8.25% 1/20/2034		11,336,000	13,155,428
TOTAL BRAZIL			87,566,106
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		30,240,000	27,654,480
Chilean Republic 3.1% 1/22/2061		23,465,000	14,583,498
Chilean Republic 3.5% 1/31/2034		7,100,000	6,521,350
Chilean Republic 4% 1/31/2052		3,960,000	3,131,370
Chilean Republic 4.34% 3/7/2042		5,555,000	4,960,615
Chilean Republic 5.33% 1/5/2054		9,740,000	9,403,970
TOTAL CHILE			66,255,283
COLOMBIA - 2.6%
Colombian Republic 3% 1/30/2030		24,145,000	21,718,428
Colombian Republic 3.125% 4/15/2031		24,300,000	21,080,250
Colombian Republic 3.875% 2/15/2061		6,730,000	3,864,703
Colombian Republic 4.125% 5/15/2051		6,805,000	4,203,789
Colombian Republic 5% 6/15/2045		34,505,000	25,292,165
Colombian Republic 5.2% 5/15/2049		20,620,000	15,196,940
Colombian Republic 5.625% 2/26/2044		11,500,000	9,326,500
Colombian Republic 6.125% 1/18/2041		6,410,000	5,679,260
Colombian Republic 7.375% 4/25/2030		4,800,000	5,068,800
Colombian Republic 7.375% 9/18/2037		3,680,000	3,738,879
Colombian Republic 7.5% 2/2/2034		4,055,000	4,221,255
Colombian Republic 8% 11/14/2035		5,970,000	6,359,543
Colombian Republic 8% 4/20/2033		4,165,000	4,477,375
Colombian Republic 8.5% 4/25/2035		7,630,000	8,400,630
Colombian Republic 8.75% 11/14/2053		5,645,000	6,210,911
TOTAL COLOMBIA			144,839,428
COSTA RICA - 1.1%
Costa Rica Government International Bond 5.625% 4/30/2043 (e)		15,058,000	14,500,854
Costa Rica Government International Bond 6.125% 2/19/2031 (e)		19,190,000	20,226,260
Costa Rica Government International Bond 6.55% 4/3/2034 (e)		10,190,000	11,092,325
Costa Rica Government International Bond 7% 4/4/2044 (e)		4,575,000	5,005,050
Costa Rica Government International Bond 7.3% 11/13/2054 (e)		10,200,000	11,429,100
TOTAL COSTA RICA			62,253,589
COTE D'IVOIRE - 0.9%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (e)		12,360,000	12,363,832
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (e)		8,149,000	8,260,519
Cote d'Ivoire Treasury Bill 7.625% 1/30/2033 (e)		12,005,000	12,984,128
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (e)		5,550,000	5,994,354
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (e)		7,215,000	7,836,139
TOTAL COTE D'IVOIRE			47,438,972
DOMINICAN REPUBLIC - 2.9%
Dominican Republic Bond 4.5% 1/30/2030 (e)		17,850,000	17,458,974
Dominican Republic Bond 4.875% 9/23/2032 (e)		10,930,000	10,518,923
Dominican Republic Bond 5.3% 1/21/2041 (e)		6,000,000	5,448,000
Dominican Republic Bond 5.875% 1/30/2060 (e)		22,430,000	20,052,420
Dominican Republic Bond 5.95% 1/25/2027 (e)		10,954,000	11,063,540
Dominican Republic Bond 6% 7/19/2028 (e)		17,451,000	17,902,545
Dominican Republic Bond 6.4% 6/5/2049 (e)		6,013,000	5,996,464
Dominican Republic Bond 6.5% 2/15/2048 (e)		2,590,000	2,592,070
Dominican Republic Bond 6.6% 6/1/2036 (e)		4,104,000	4,324,590
Dominican Republic Bond 6.85% 1/27/2045 (e)		19,929,000	20,766,018
Dominican Republic Bond 7.05% 2/3/2031 (e)		12,605,000	13,537,014
Dominican Republic Bond 7.15% 2/24/2055 (e)		7,380,000	7,883,141
Dominican Republic Bond 7.45% 4/30/2044 (e)		20,824,000	22,994,902
TOTAL DOMINICAN REPUBLIC			160,538,601
ECUADOR - 1.6%
Ecuador Government International Bond 5% 7/31/2040 (e)(h)		12,750,000	9,903,167
Ecuador Government International Bond 6.9% 7/31/2030 (e)(h)		38,567,847	38,143,601
Ecuador Government International Bond 6.9% 7/31/2035 (e)(h)		48,400,000	42,640,400
TOTAL ECUADOR			90,687,168
EGYPT - 3.0%
Arab Republic of Egypt 6.375% 4/11/2031 (e)	EUR	6,575,000	7,939,431
Arab Republic of Egypt 7.0529% 1/15/2032 (e)		7,990,000	8,314,634
Arab Republic of Egypt 7.3% 9/30/2033 (e)		7,750,000	7,960,645
Arab Republic of Egypt 7.5% 1/31/2027 (e)		17,344,000	17,782,630
Arab Republic of Egypt 7.5% 2/16/2061 (e)		24,425,000	21,293,715
Arab Republic of Egypt 7.6003% 3/1/2029 (e)		9,839,000	10,468,204
Arab Republic of Egypt 7.903% 2/21/2048 (e)		17,090,000	15,861,229
Arab Republic of Egypt 8.5% 1/31/2047 (e)		34,441,000	33,756,427
Arab Republic of Egypt 8.7002% 3/1/2049 (e)		15,240,000	15,183,612
Arab Republic of Egypt 8.875% 5/29/2050 (e)		3,355,000	3,407,439
Arab Republic of Egypt 9.45% 2/4/2033 (e)		2,300,000	2,632,189
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (i)	EGP	332,900,000	6,754,590
Arab Republic of Egypt Treasury Bills 0% 2/24/2026 (i)	EGP	112,300,000	2,268,071
Arab Republic of Egypt Treasury Bills 0% 4/14/2026 (i)	EGP	198,875,000	3,893,426
Arab Republic of Egypt Treasury Bills 0% 6/9/2026 (i)	EGP	286,850,000	5,418,593
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (e)		3,760,000	3,984,810
TOTAL EGYPT			166,919,645
EL SALVADOR - 0.7%
El Salvador Republic 0.25% 4/17/2030 (e)		5,455,000	144,557
El Salvador Republic 7.1246% 1/20/2050 (e)		8,578,000	7,875,891
El Salvador Republic 7.625% 2/1/2041 (e)		11,695,000	11,655,588
El Salvador Republic 7.65% 6/15/2035 (e)		11,205,000	11,616,672
El Salvador Republic 9.25% 4/17/2030 (e)		5,455,000	5,930,212
El Salvador Republic 9.65% 11/21/2054 (e)		3,465,000	3,967,425
TOTAL EL SALVADOR			41,190,345
GABON - 0.2%
Gabonese Republic 6.625% 2/6/2031 (e)		6,715,000	5,180,824
Gabonese Republic 7% 11/24/2031 (e)		10,200,000	7,802,796
TOTAL GABON			12,983,620
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (e)		9,785,000	9,674,918
GHANA - 0.6%
Ghana Republic 0% 1/3/2030 (e)(i)		2,015,018	1,780,126
Ghana Republic 0% 7/3/2026 (e)(i)		999,150	980,416
Ghana Republic 5% 7/3/2029 (e)(h)		17,822,155	17,512,050
Ghana Republic 5% 7/3/2035 (e)(h)		14,506,529	13,240,533
TOTAL GHANA			33,513,125
GUATEMALA - 1.3%
Republic of Guatemala 3.7% 10/7/2033 (e)		2,500,000	2,232,825
Republic of Guatemala 4.9% 6/1/2030 (e)		2,500,000	2,489,375
Republic of Guatemala 5.25% 8/10/2029 (e)		9,000,000	9,078,750
Republic of Guatemala 5.375% 4/24/2032 (e)		5,270,000	5,312,160
Republic of Guatemala 6.125% 6/1/2050 (e)		14,765,000	14,442,089
Republic of Guatemala 6.25% 8/15/2036 (e)		13,465,000	14,087,899
Republic of Guatemala 6.55% 2/6/2037 (e)		6,200,000	6,598,350
Republic of Guatemala 6.6% 6/13/2036 (e)		13,040,000	14,001,961
Republic of Guatemala 6.875% 8/15/2055 (e)		5,795,000	6,201,678
TOTAL GUATEMALA			74,445,087
HUNGARY - 1.5%
Hungary Government 2.125% 9/22/2031 (e)		13,890,000	11,937,969
Hungary Government 3.125% 9/21/2051 (e)		19,355,000	11,902,164
Hungary Government 5.25% 6/16/2029 (e)		6,100,000	6,215,137
Hungary Government 5.5% 3/26/2036 (e)		10,290,000	10,281,558
Hungary Government 5.5% 6/16/2034 (e)		7,895,000	8,005,530
Hungary Government 6.75% 9/25/2052 (e)		12,980,000	13,758,800
Hungary Government 7% 10/24/2035	HUF	3,945,680,000	12,223,491
Hungary Government 7.625% 3/29/2041		5,500,000	6,431,975
TOTAL HUNGARY			80,756,624
INDONESIA - 1.5%
Indonesia Government 5.125% 1/15/2045 (e)		12,522,000	12,408,551
Indonesia Government 6.625% 2/17/2037 (e)		18,536,000	21,154,210
Indonesia Government 7.75% 1/17/2038 (e)		21,772,000	27,275,526
Indonesia Government 8.5% 10/12/2035 (e)		19,301,000	24,748,707
TOTAL INDONESIA			85,586,994
JAMAICA - 0.2%
Jamaican Government 7.875% 7/28/2045		7,490,000	9,029,194
JORDAN - 0.5%
Jordan Government 7.375% 10/10/2047 (e)		11,275,000	11,320,777
Jordan Government 7.5% 1/13/2029 (e)		6,610,000	6,954,915
Jordan Government 7.75% 1/15/2028 (e)		7,605,000	7,913,991
TOTAL JORDAN			26,189,683
KENYA - 1.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (e)		19,545,000	17,865,889
Republic of Kenya Government Bond 8% 5/22/2032 (e)		4,815,000	4,982,297
Republic of Kenya Government Bond 8.8% 10/9/2038 (e)		3,520,000	3,558,696
Republic of Kenya Government Bond 9.5% 3/5/2036 (e)		13,740,000	14,613,864
Republic of Kenya Government Bond 9.75% 2/16/2031 (e)		10,905,000	11,913,713
TOTAL KENYA			52,934,459
LEBANON - 0.4%
Lebanon Republic 5.8% (c)(g)		8,540,000	1,964,200
Lebanon Republic 6% (c)(g)		5,256,000	1,208,880
Lebanon Republic 6.1% (c)(g)		37,296,000	8,578,080
Lebanon Republic 6.2% (c)(g)		5,669,000	1,303,870
Lebanon Republic 6.375% (c)(g)		17,226,000	3,981,445
Lebanon Republic 6.65% (c)(g)		3,000,000	690,000
Lebanon Republic 6.75% (c)(g)		3,000,000	690,000
Lebanon Republic 8.25% (c)(g)		15,320,000	3,538,920
TOTAL LEBANON			21,955,395
MEXICO - 2.1%
United Mexican States 3.25% 4/16/2030		23,060,000	21,768,640
United Mexican States 4.35% 1/15/2047		12,125,000	9,130,125
United Mexican States 5.375% 3/22/2033		6,990,000	6,925,203
United Mexican States 5.75% 10/12/2110		8,780,000	7,348,860
United Mexican States 6.05% 1/11/2040		35,198,000	35,036,089
United Mexican States 6.338% 5/4/2053		5,935,000	5,647,153
United Mexican States 6.35% 2/9/2035		9,065,000	9,484,075
United Mexican States 6.4% 5/7/2054		4,390,000	4,227,569
United Mexican States 6.875% 5/13/2037		4,855,000	5,182,713
United Mexican States 7.375% 5/13/2055		8,925,000	9,603,300
TOTAL MEXICO			114,353,727
MONGOLIA - 0.2%
Mongolia Government 3.5% 7/7/2027 (e)		2,675,000	2,591,406
Mongolia Government 6.625% 2/25/2030 (e)		7,365,000	7,572,141
Mongolia Government 7.875% 6/5/2029 (e)		1,970,000	2,095,587
TOTAL MONGOLIA			12,259,134
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (e)	EUR	3,765,000	4,455,069
Republic of Montenegro 7.25% 3/12/2031 (e)		18,750,000	20,009,813
TOTAL MONTENEGRO			24,464,882
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (e)		9,915,000	10,758,319
NIGERIA - 2.4%
Republic of Nigeria 0% 3/24/2026 (i)	NGN	12,555,000,000	8,297,451
Republic of Nigeria 6.125% 9/28/2028 (e)		13,115,000	13,170,476
Republic of Nigeria 6.5% 11/28/2027 (e)		25,043,000	25,307,705
Republic of Nigeria 7.143% 2/23/2030 (e)		11,415,000	11,786,901
Republic of Nigeria 7.625% 11/28/2047 (e)		23,015,000	21,708,438
Republic of Nigeria 7.696% 2/23/2038 (e)		3,500,000	3,503,850
Republic of Nigeria 7.875% 2/16/2032 (e)		15,065,000	15,691,704
Republic of Nigeria 8.375% 3/24/2029 (e)		17,000,000	18,106,700
Republic of Nigeria 9.1297% 1/13/2046 (e)		7,290,000	7,827,638
Republic of Nigeria Treasury Bills 0% 3/17/2026 (i)	NGN	8,084,805,000	5,365,114
TOTAL NIGERIA			130,765,977
OMAN - 1.3%
Oman Sultanate 6% 8/1/2029 (e)		4,410,000	4,632,920
Oman Sultanate 6.25% 1/25/2031 (e)		14,685,000	15,683,139
Oman Sultanate 6.5% 3/8/2047 (e)		17,700,000	18,954,399
Oman Sultanate 6.75% 1/17/2048 (e)		27,440,000	30,261,106
Oman Sultanate 7% 1/25/2051 (e)		2,880,000	3,266,369
TOTAL OMAN			72,797,933
PAKISTAN - 1.1%
Islamic Republic of Pakistan 6% 4/8/2026 (e)		24,660,000	24,583,061
Islamic Republic of Pakistan 6.875% 12/5/2027 (e)		29,055,000	29,291,072
Islamic Republic of Pakistan 7.375% 4/8/2031 (e)		7,180,000	7,153,075
Islamic Republic of Pakistan 7.875% 3/31/2036 (e)		1,293,000	1,262,291
TOTAL PAKISTAN			62,289,499
PANAMA - 1.7%
Panamanian Republic 2.252% 9/29/2032		18,445,000	15,217,125
Panamanian Republic 3.16% 1/23/2030		13,515,000	12,650,040
Panamanian Republic 3.298% 1/19/2033		16,210,000	14,240,169
Panamanian Republic 3.87% 7/23/2060		21,270,000	14,048,835
Panamanian Republic 4.3% 4/29/2053		7,000,000	5,241,308
Panamanian Republic 4.5% 4/16/2050		10,770,000	8,291,491
Panamanian Republic 4.5% 5/15/2047		4,515,000	3,570,971
Panamanian Republic 6.4% 2/14/2035		9,790,000	10,310,469
Panamanian Republic 7.875% 3/1/2057		5,480,000	6,374,231
Panamanian Republic 8% 3/1/2038		5,795,000	6,773,631
TOTAL PANAMA			96,718,270
PARAGUAY - 0.8%
Republic of Paraguay 2.739% 1/29/2033 (e)		5,873,000	5,250,462
Republic of Paraguay 4.95% 4/28/2031 (e)		15,930,000	16,164,490
Republic of Paraguay 5.4% 3/30/2050 (e)		12,025,000	11,253,897
Republic of Paraguay 5.6% 3/13/2048 (e)		3,335,000	3,224,528
Republic of Paraguay 6% 2/9/2036 (e)		4,280,000	4,596,720
Republic of Paraguay 6.65% 3/4/2055 (e)		3,430,000	3,738,271
TOTAL PARAGUAY			44,228,368
PERU - 1.0%
Peruvian Republic 2.783% 1/23/2031		13,915,000	12,878,333
Peruvian Republic 3% 1/15/2034		21,165,000	18,413,550
Peruvian Republic 3.3% 3/11/2041		30,340,000	23,467,990
TOTAL PERU			54,759,873
PHILIPPINES - 0.8%
Philippine Republic 2.65% 12/10/2045		9,490,000	6,290,684
Philippine Republic 2.95% 5/5/2045		3,200,000	2,240,000
Philippine Republic 4.75% 3/5/2035		1,880,000	1,884,700
Philippine Republic 5% 7/17/2033		4,990,000	5,119,428
Philippine Republic 5.5% 1/17/2048		3,675,000	3,680,733
Philippine Republic 5.6% 5/14/2049		6,620,000	6,704,819
Philippine Republic 5.609% 4/13/2033		6,190,000	6,561,400
Philippine Republic 5.95% 10/13/2047		11,890,000	12,532,060
TOTAL PHILIPPINES			45,013,824
POLAND - 0.9%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (e)		6,800,000	7,005,428
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (e)		3,985,000	4,212,065
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)		15,875,000	16,403,162
Republic of Poland 5.375% 2/12/2035		9,155,000	9,505,179
Republic of Poland 5.5% 3/18/2054		2,075,000	1,979,373
Republic of Poland 5.5% 4/4/2053		14,095,000	13,450,248
TOTAL POLAND			52,555,455
QATAR - 0.3%
State of Qatar 5.103% 4/23/2048 (e)		17,315,000	17,040,904
ROMANIA - 1.9%
Romanian Republic 3% 2/14/2031 (e)		21,864,000	19,859,946
Romanian Republic 3.625% 3/27/2032 (e)		6,989,000	6,384,032
Romanian Republic 4% 2/14/2051 (e)		17,480,000	11,932,184
Romanian Republic 5.75% 9/16/2030 (e)		7,670,000	7,900,714
Romanian Republic 6% 5/25/2034 (e)		10,700,000	10,843,862
Romanian Republic 6.125% 10/7/2037 (e)	EUR	9,165,000	10,827,900
Romanian Republic 6.85% 7/29/2030	RON	21,805,000	5,061,281
Romanian Republic 7.125% 1/17/2033 (e)		10,140,000	11,028,315
Romanian Republic 7.5% 2/10/2037 (e)		11,152,000	12,313,286
Romanian Republic 7.625% 1/17/2053 (e)		4,154,000	4,561,340
Romanian Republic 8% 4/29/2030	RON	21,060,000	5,091,830
TOTAL ROMANIA			105,804,690
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (e)		13,625,000	12,649,995
SAUDI ARABIA - 0.9%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (e)		16,070,000	13,852,340
Kingdom of Saudi Arabia 3.45% 2/2/2061 (e)		9,925,000	6,323,462
Kingdom of Saudi Arabia 3.75% 1/21/2055 (e)		12,720,000	8,983,500
Kingdom of Saudi Arabia 4.5% 10/26/2046 (e)		17,219,000	14,722,245
Kingdom of Saudi Arabia 4.5% 4/22/2060 (e)		8,810,000	7,025,975
TOTAL SAUDI ARABIA			50,907,522
SENEGAL - 0.3%
Republic of Senegal 4.75% 3/13/2028 (g)	EUR	5,295,000	4,332,544
Republic of Senegal 6.25% 5/23/2033 (e)		7,375,000	4,279,786
Republic of Senegal 6.75% 3/13/2048 (e)		13,475,000	7,175,438
TOTAL SENEGAL			15,787,768
SERBIA - 0.7%
Republic of Serbia 2.125% 12/1/2030 (e)		15,845,000	13,812,879
Republic of Serbia 6% 6/12/2034 (e)		7,170,000	7,403,025
Republic of Serbia 6.25% 5/26/2028 (e)		3,140,000	3,251,601
Republic of Serbia 6.5% 9/26/2033 (e)		12,130,000	13,009,425
TOTAL SERBIA			37,476,930
SOUTH AFRICA - 1.3%
South African Republic 5.65% 9/27/2047		22,135,000	18,710,383
South African Republic 5.75% 9/30/2049		32,720,000	27,607,500
South African Republic 6.125% 12/11/2037 (e)		2,865,000	2,827,039
South African Republic 7.1% 11/19/2036 (e)		9,520,000	10,214,389
South African Republic 7.25% 12/11/2055 (e)		3,825,000	3,786,750
South African Republic 7.3% 4/20/2052		7,475,000	7,549,750
TOTAL SOUTH AFRICA			70,695,811
SRI LANKA - 1.3%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (e)(h)		10,613,325	10,042,859
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (e)(h)		26,451,187	22,648,829
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (e)(h)		17,450,677	15,836,489
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (e)(h)		8,721,673	7,904,016
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (e)(h)		6,626,834	5,026,749
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (e)		9,243,152	8,850,318
TOTAL SRI LANKA			70,309,260
TURKEY - 2.6%
Turkish Republic 32.6% 2/10/2027	TRY	318,395,000	7,277,049
Turkish Republic 4.875% 4/16/2043		23,220,000	17,882,883
Turkish Republic 5.125% 2/17/2028		5,545,000	5,590,746
Turkish Republic 5.75% 5/11/2047		10,410,000	8,559,623
Turkish Republic 6% 1/14/2041		21,698,000	19,548,596
Turkish Republic 6% 3/25/2027		8,850,000	9,033,638
Turkish Republic 6.5% 1/3/2035		17,175,000	17,260,875
Turkish Republic 6.625% 2/17/2045		530,000	493,429
Turkish Republic 6.8% 11/4/2036		5,660,000	5,705,620
Turkish Republic 6.95% 9/16/2035		5,380,000	5,541,400
Turkish Republic 7.25% 5/29/2032		4,255,000	4,529,235
Turkish Republic 7.625% 5/15/2034		10,220,000	11,079,604
Turkish Republic 9.125% 7/13/2030		8,800,000	10,056,508
Turkish Republic 9.375% 1/19/2033		2,725,000	3,216,181
Turkish Republic 9.375% 3/14/2029		16,665,000	18,706,129
TOTAL TURKEY			144,481,516
UKRAINE - 1.4%
Ukraine Government 0% 2/1/2030 (e)(h)		4,009,433	2,365,565
Ukraine Government 0% 2/1/2034 (e)(h)		14,982,632	7,079,294
Ukraine Government 0% 2/1/2035 (e)(h)		14,106,378	7,970,104
Ukraine Government 0% 2/1/2036 (e)(h)		10,551,148	5,935,021
Ukraine Government 4% 2/1/2032 (e)(h)		11,932,700	9,009,189
Ukraine Government 4.5% 2/1/2029 (e)(h)		19,719,669	14,740,453
Ukraine Government 4.5% 2/1/2034 (e)(h)		24,279,212	14,749,621
Ukraine Government 4.5% 2/1/2035 (e)(h)		15,258,656	9,078,900
Ukraine Government 4.5% 2/1/2036 (e)(h)		10,401,782	6,085,042
TOTAL UKRAINE			77,013,189
UNITED ARAB EMIRATES - 0.9%
Emirate of Abu Dhabi 3.125% 9/30/2049 (e)		38,863,000	27,748,182
Emirate of Abu Dhabi 5.5% 4/30/2054 (e)		7,330,000	7,461,207
Emirate of Dubai 3.9% 9/9/2050 (g)		17,255,000	13,038,827
TOTAL UNITED ARAB EMIRATES			48,248,216
URUGUAY - 0.6%
Uruguay Republic 5.1% 6/18/2050		27,510,000	25,983,195
Uruguay Republic 5.75% 10/28/2034		5,850,000	6,236,100
TOTAL URUGUAY			32,219,295
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.9% 10/19/2031 (e)		12,475,000	11,493,717
Republic of Uzbekistan 5.375% 2/20/2029 (e)		4,950,000	4,961,484
TOTAL UZBEKISTAN			16,455,201
VENEZUELA - 1.4%
Venezuela Republic 11.75% (c)(g)		36,500,000	11,771,250
Venezuela Republic 11.95% (c)(g)		50,250,000	15,979,500
Venezuela Republic 9.25% (c)		62,675,000	20,244,025
Venezuela Republic 9.25% (c)(g)		63,265,000	19,833,578
Venezuela Republic 9.375% (c)		37,005,000	11,989,620
TOTAL VENEZUELA			79,817,973
ZAMBIA - 0.3%
Republic of Zambia 0.5% 12/31/2053 (e)		14,494,128	10,252,427
Republic of Zambia 5.75% 6/30/2033 (e)(h)		7,161,218	7,040,408
TOTAL ZAMBIA			17,292,835
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,038,212,679)			3,115,498,684

Non-Convertible Corporate Bonds - 28.0%
		Principal Amount (a)	Value ($)
AZERBAIJAN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (e)		17,939,000	18,023,672
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (g)		12,240,000	13,233,643

TOTAL AZERBAIJAN			31,257,315
BAHRAIN - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Bapco Energies BSC Closed 7.5% 10/25/2027 (e)		24,018,000	24,833,171
Bapco Energies BSC Closed 8.375% 11/7/2028 (e)		4,370,000	4,697,968

TOTAL BAHRAIN			29,531,139
BRAZIL - 2.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc 4.9% 1/15/2033		7,860,000	7,775,308
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
Minerva Luxembourg SA 4.375% 3/18/2031 (e)		2,370,000	2,200,545
Minerva Luxembourg SA 8.875% 9/13/2033 (e)		3,850,000	4,204,766
NBM US Holdings Inc 6.625% 8/6/2029 (e)		5,930,000	5,992,087
			12,397,398
Food Products - 0.2%
Marb Bondco PLC 3.95% 1/29/2031 (e)		10,900,000	9,860,685
TOTAL CONSUMER STAPLES			22,258,083
Energy - 0.5%
Energy Equipment & Services - 0.1%
Yinson Boronia Production BV 8.947% 7/31/2042 (e)		8,442,279	9,197,962
Oil, Gas & Consumable Fuels - 0.4%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (e)		11,899,902	10,427,290
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (e)		9,440,000	9,202,867
			19,630,157
TOTAL ENERGY			28,828,119
Financials - 0.2%
Financial Services - 0.2%
Cosan Luxembourg SA 7.25% 6/27/2031 (e)		9,590,000	9,859,767
Industrials - 0.2%
Marine Transportation - 0.1%
Yinson Bergenia Production BV 8.498% 1/31/2045 (e)		3,485,000	3,661,445
Passenger Airlines - 0.1%
Azul Secured Finance LLP 11.5% (c)		12,000,714	240,014
Azul Secured Finance LLP 11.93% (c)		11,015,024	5,535,050
			5,775,064
TOTAL INDUSTRIALS			9,436,509
Materials - 1.2%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (e)		5,550,000	1,914,750
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)		9,625,000	3,705,625
Braskem Netherlands Finance BV 8% 10/15/2034 (e)		4,525,000	1,759,094
			7,379,469
Metals & Mining - 0.8%
CSN Inova Ventures 6.75% 1/28/2028 (e)		2,895,000	2,677,744
CSN Resources SA 8.875% 12/5/2030 (e)		13,790,000	12,771,057
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(e)		19,622,747	19,960,013
Usiminas International Sarl 7.5% 1/27/2032 (e)		6,775,000	7,028,792
			42,437,606
Paper & Forest Products - 0.3%
LD Celulose International GmbH 7.95% 1/26/2032 (e)		5,575,000	5,846,781
Suzano Netherlands BV 5.5% 1/15/2036		9,670,000	9,586,645
			15,433,426
TOTAL MATERIALS			65,250,501
TOTAL BRAZIL			143,408,287
CHILE - 1.8%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (e)		4,165,000	4,345,928
Materials - 1.7%
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (e)		12,195,000	11,041,231
Antofagasta PLC 5.625% 9/9/2035 (e)		5,200,000	5,340,400
Antofagasta PLC 5.625% 5/13/2032 (e)		6,195,000	6,421,303
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (e)		9,240,000	8,765,711
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (e)		8,130,000	5,272,346
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (e)		16,785,000	11,918,189
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (e)		6,855,000	5,586,140
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (e)		4,740,000	4,763,700
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (e)		4,795,000	5,005,884
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (e)		5,575,000	5,705,121
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (e)		3,925,000	4,174,237
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (e)		3,905,000	4,222,379
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (e)		6,340,000	6,817,465
			85,034,106
Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (e)		4,280,000	4,414,606
Inversiones CMPC SA 6.7% 12/9/2057 (b)(e)		3,410,000	3,424,697
			7,839,303
TOTAL MATERIALS			92,873,409
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (e)		3,709,631	3,818,620
TOTAL CHILE			101,037,957
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV 3.832% 2/8/2051 (e)		7,355,000	4,943,884
Prosus NV 4.193% 1/19/2032 (e)		11,350,000	10,878,294

TOTAL CHINA			15,822,178
COLOMBIA - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (e)		4,315,000	3,925,743
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Ecopetrol SA 7.75% 2/1/2032		3,830,000	3,941,683
Ecopetrol SA 8.375% 1/19/2036		8,940,000	9,168,864
Ecopetrol SA 8.875% 1/13/2033		14,190,000	15,098,160
Geopark Ltd 5.5% 1/17/2027 (e)		2,885,000	2,726,325
Geopark Ltd 8.75% 1/31/2030 (e)		9,350,000	8,718,875
TOTAL ENERGY			39,653,907
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (e)		11,645,000	12,145,761
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (e)		14,455,000	13,423,636
Termocandelaria Power SA 7.75% 9/17/2031 (e)		5,242,000	5,412,365
TOTAL UTILITIES			18,836,001
TOTAL COLOMBIA			74,561,412
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (e)		7,650,000	7,892,604
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (e)		4,880,000	5,114,873
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (e)		8,755,000	9,045,053
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (e)	EUR	2,255,000	2,742,829
Czechoslovak Group AS 6.5% 1/10/2031 (e)		8,760,000	9,000,900

TOTAL CZECH REPUBLIC			11,743,729
GEORGIA - 0.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Silk Road Group Holding LLC 7.5% 9/15/2030 (e)		6,645,000	6,682,378
Industrials - 0.2%
Ground Transportation - 0.2%
Georgian Railway JSC 4% 6/17/2028 (e)		7,705,000	7,249,943
TOTAL GEORGIA			13,932,321
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.5% 3/1/2028 (e)		6,305,000	4,224,350
Kosmos Energy Ltd 8.75% 10/1/2031 (e)		23,695,000	13,387,675

TOTAL GHANA			17,612,025
GUATEMALA - 0.7%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (e)		9,920,000	9,476,576
Millicom International Cellular SA 4.5% 4/27/2031 (e)		9,095,000	8,445,890
Millicom International Cellular SA 7.375% 4/2/2032 (e)		5,070,000	5,271,228
TOTAL COMMUNICATION SERVICES			23,193,694
Utilities - 0.2%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (e)		7,285,000	7,282,194
Independent Power and Renewable Electricity Producers - 0.1%
Investment Energy Resources Ltd 6.25% 4/26/2029 (e)		6,260,000	6,267,825
TOTAL UTILITIES			13,550,019
TOTAL GUATEMALA			36,743,713
HUNGARY - 0.2%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (e)		4,230,000	4,345,014
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (g)		4,210,000	4,441,550
MVM Energetika Zrt 7.5% 6/9/2028 (g)		1,070,000	1,129,353
TOTAL UTILITIES			5,570,903
TOTAL HUNGARY			9,915,917
INDONESIA - 1.0%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (e)		17,175,000	17,227,727
Materials - 0.7%
Metals & Mining - 0.7%
Freeport Indonesia PT 4.763% 4/14/2027 (e)		5,520,000	5,533,800
Freeport Indonesia PT 5.315% 4/14/2032 (e)		8,260,000	8,406,492
Freeport Indonesia PT 6.2% 4/14/2052 (e)		6,385,000	6,506,187
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (e)		15,185,000	15,628,250
TOTAL MATERIALS			36,074,729
TOTAL INDONESIA			53,302,456
ISRAEL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 5.375% 3/30/2028 (e)(g)		4,540,000	4,477,598
Energean Israel Finance Ltd 5.875% 3/30/2031 (e)(g)		7,315,000	7,075,095
Leviathan Bond Ltd 6.5% 6/30/2027 (e)(g)		9,445,000	9,499,488
Leviathan Bond Ltd 6.75% 6/30/2030 (e)(g)		5,290,000	5,383,215

TOTAL ISRAEL			26,435,396
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (e)		2,375,000	2,435,111
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (e)		3,485,000	3,479,564

TOTAL JAMAICA			5,914,675
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (e)		11,795,000	10,641,331
KazMunayGas National Co JSC 5.75% 4/19/2047 (e)		5,940,000	5,602,727
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (e)		5,372,000	4,972,484

TOTAL KAZAKHSTAN			21,216,542
MALAYSIA - 0.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (e)		10,840,000	9,813,560
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petronas Capital Ltd 3.404% 4/28/2061 (e)		14,910,000	10,124,338
Petronas Capital Ltd 3.5% 4/21/2030 (e)		10,240,000	9,956,045
Petronas Capital Ltd 4.8% 4/21/2060 (e)		3,500,000	3,141,075
TOTAL ENERGY			23,221,458
Industrials - 0.2%
Marine Transportation - 0.2%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (e)		13,415,000	13,320,558
TOTAL MALAYSIA			46,355,576
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (e)		5,705,000	5,754,919
MEXICO - 3.5%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (c)(g)		27,098,000	9,213,320
Consumer Staples - 0.1%
Food Products - 0.1%
Gruma SAB de CV 5.761% 12/9/2054 (e)		3,850,000	3,854,736
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Petroleos Mexicanos 6.5% 6/2/2041		8,363,000	7,259,084
Petroleos Mexicanos 6.625% 6/15/2035		52,164,000	49,386,267
Petroleos Mexicanos 6.7% 2/16/2032		16,254,000	16,207,351
Petroleos Mexicanos 6.95% 1/28/2060		29,115,000	23,629,734
Petroleos Mexicanos 7.69% 1/23/2050		36,015,000	32,281,685
TOTAL ENERGY			128,764,121
Financials - 0.2%
Capital Markets - 0.2%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (e)		10,510,000	10,688,670
Materials - 0.3%
Chemicals - 0.3%
Braskem Idesa SAPI 7.45% (c)(e)		5,690,000	3,322,732
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (e)		12,800,000	12,620,800
TOTAL MATERIALS			15,943,532
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (e)		7,307,622	7,985,843
Saavi Energia Sarl 8.875% 2/10/2035 (e)		14,515,000	15,696,884
TOTAL UTILITIES			23,682,727
TOTAL MEXICO			192,147,106
MOROCCO - 0.7%
Materials - 0.7%
Chemicals - 0.7%
OCP SA 3.75% 6/23/2031 (e)		10,060,000	9,402,780
OCP SA 5.125% 6/23/2051 (e)		4,000,000	3,299,080
OCP SA 6.1% 4/30/2030 (e)		7,860,000	8,206,783
OCP SA 6.875% 4/25/2044 (e)		5,295,000	5,512,677
OCP SA 7.5% 5/2/2054 (e)		11,660,000	12,884,068

TOTAL MOROCCO			39,305,388
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (e)		2,332,000	2,316,166
IHS Holding Ltd 7.875% 5/29/2030 (e)		9,330,000	9,593,106
TOTAL COMMUNICATION SERVICES			11,909,272
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (e)		2,268,668	2,268,260
TOTAL NIGERIA			14,177,532
PANAMA - 0.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (e)		10,945,000	11,095,494
Media - 0.2%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (e)		12,710,000	12,090,388
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (e)		9,245,000	9,525,456
TOTAL COMMUNICATION SERVICES			32,711,338
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)		5,720,000	4,613,237
TOTAL PANAMA			37,324,575
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (e)		1,820,000	1,809,771
PERU - 0.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
InRetail Shopping Malls 5.65% 10/16/2032 (e)		7,685,000	7,709,054
Materials - 0.5%
Metals & Mining - 0.5%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (e)		10,225,000	10,635,329
Volcan Cia Minera SAA 8.5% 10/28/2032 (e)		13,395,000	13,745,012
TOTAL MATERIALS			24,380,341
Utilities - 0.2%
Electric Utilities - 0.1%
Kallpa Generacion SA 5.5% 9/11/2035 (e)		5,075,000	5,090,479
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (e)		5,625,000	5,751,281
TOTAL UTILITIES			10,841,760
TOTAL PERU			42,931,155
POLAND - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ORLEN SA 6% 1/30/2035 (e)		13,255,000	13,967,559
QATAR - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
QatarEnergy 2.25% 7/12/2031 (e)		14,440,000	12,957,012
QatarEnergy 3.125% 7/12/2041 (e)		11,965,000	9,213,050
QatarEnergy 3.3% 7/12/2051 (e)		31,000,000	21,702,480

TOTAL QATAR			43,872,542
SAUDI ARABIA - 3.0%
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (e)		26,031,948	24,118,860
Saudi Arabian Oil Co 2.25% 11/24/2030 (e)		18,280,000	16,517,899
Saudi Arabian Oil Co 3.25% 11/24/2050 (e)		20,230,000	13,470,550
Saudi Arabian Oil Co 3.5% 4/16/2029 (e)		23,676,000	23,062,674
Saudi Arabian Oil Co 4.25% 4/16/2039 (e)		22,055,000	20,011,825
Saudi Arabian Oil Co 4.375% 4/16/2049 (e)		19,984,000	16,463,718
Saudi Arabian Oil Co 5.875% 7/17/2064 (e)		2,505,000	2,432,981
Saudi Arabian Oil Co 6.375% 6/2/2055 (g)		4,815,000	5,030,616
Saudi Arabian Oil Co 6.375% 6/2/2055 (e)		3,760,000	3,928,373
TOTAL ENERGY			125,037,496
Industrials - 0.6%
Construction & Engineering - 0.6%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (e)		3,800,000	3,966,934
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (e)		8,695,000	9,075,406
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (e)		7,665,000	8,147,627
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (e)		6,145,000	6,719,189
TMS Issuer Sarl 5.78% 8/23/2032 (e)		6,660,000	6,940,969
TOTAL INDUSTRIALS			34,850,125
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (e)		6,605,000	6,761,076
TOTAL SAUDI ARABIA			166,648,697
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (e)		9,330,000	9,318,372
SOUTH AFRICA - 1.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (e)		11,870,000	10,689,172
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (e)		7,305,000	7,718,189
Materials - 0.4%
Chemicals - 0.4%
Sasol Financing USA LLC 4.375% 9/18/2026		14,345,000	14,255,344
Sasol Financing USA LLC 6.5% 9/27/2028		1,895,000	1,859,942
Sasol Financing USA LLC 8.75% 5/3/2029 (e)		5,105,000	5,182,718
TOTAL MATERIALS			21,298,004
Utilities - 0.5%
Electric Utilities - 0.5%
Eskom Holdings 6.35% 8/10/2028 (e)		15,665,000	16,203,485
Eskom Holdings 8.45% 8/10/2028 (e)		10,415,000	11,176,649
TOTAL UTILITIES			27,380,134
TOTAL SOUTH AFRICA			67,085,499
TURKEY - 0.3%
Financials - 0.3%
Banks - 0.3%
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (e)		6,445,000	6,469,169
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (e)		7,330,000	7,568,225

TOTAL TURKEY			14,037,394
UKRAINE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (e)		8,237,135	6,298,443
UNITED ARAB EMIRATES - 2.1%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (e)		12,360,000	11,623,344
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (e)		7,407,918	6,708,981
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (e)		19,645,000	17,334,355
TOTAL ENERGY			35,666,680
Financials - 0.8%
Financial Services - 0.8%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (e)		9,540,000	9,250,843
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (e)		4,920,000	5,186,319
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (e)		6,805,000	6,476,727
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (e)		5,905,000	5,809,043
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (e)		7,385,000	7,009,325
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (e)		5,925,000	6,256,445
TOTAL FINANCIALS			39,988,702
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(g)		11,535,000	12,043,809
Alpha Star Holding IX Ltd 7% 8/26/2028 (g)		8,955,000	9,152,637
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (g)		3,600,000	3,711,348
TOTAL REAL ESTATE			24,907,794
Utilities - 0.3%
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (e)		3,435,000	2,775,308
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (e)		6,105,000	6,145,720
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (e)		9,565,000	9,379,727
TOTAL UTILITIES			18,300,755
TOTAL UNITED ARAB EMIRATES			118,863,931
UZBEKISTAN - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (e)		5,355,000	5,542,425
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (e)		13,985,000	14,641,313
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (e)		4,745,000	5,056,391
Navoiyuran State Enterprise 6.7% 7/2/2030 (e)		7,380,000	7,433,431

TOTAL UZBEKISTAN			32,673,560
VENEZUELA - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleos de Venezuela SA 5.375% (c)(g)		137,515,000	31,749,463
Petroleos de Venezuela SA 5.5% (c)(g)		142,250,000	33,002,000
Petroleos de Venezuela SA 8.5% (c)(g)		20,540,000	20,615,587

TOTAL VENEZUELA			85,367,050
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,644,886,103)			1,552,426,661

Preferred Securities - 1.2%
	Principal Amount (a)	Value ($)
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Credito e Inversiones SA 7.5% (b)(d)(e)	5,950,000	6,453,115
Banco de Credito e Inversiones SA 8.75% (b)(d)(e)	6,350,000	7,058,198

TOTAL CHILE		13,511,313
MEXICO - 0.9%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(e)	11,515,000	11,971,875
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(e)	4,015,000	4,242,082
TOTAL FINANCIALS		16,213,957
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV 5.125% (b)(d)(e)	19,110,000	19,385,406
Cemex SAB de CV 7.2% (b)(d)(e)	8,950,000	9,530,632
TOTAL MATERIALS		28,916,038
TOTAL MEXICO		45,129,995
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(d)(e)(f)	6,660,000	332,999
UNITED ARAB EMIRATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Emirates NBD Bank PJSC 6.25% (b)(d)(g)	6,000,000	6,210,354
TOTAL PREFERRED SECURITIES (Cost $69,056,818)		65,184,661

U.S. Treasury Obligations - 2.5%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12 to 5.02	42,697,000	29,834,529
US Treasury Bonds 3.625% 2/15/2053	3.96 to 5.06	5,628,000	4,556,481
US Treasury Notes 4.125% 3/31/2031	3.73 to 3.81	18,160,000	18,468,578
US Treasury Notes 4.125% 5/31/2032	3.94 to 4.20	51,183,000	51,872,400
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.46	32,046,000	32,311,381
TOTAL U.S. TREASURY OBLIGATIONS (Cost $142,330,296)			137,043,369

Money Market Funds - 10.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $589,818,655)	3.79	589,695,457	589,813,396

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $5,492,820,491)	5,470,174,361
NET OTHER ASSETS (LIABILITIES) - 1.4%	78,176,902
NET ASSETS - 100.0%	5,548,351,263

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,943	3/2026	218,162,469	(1,053,339)

The notional amount of long futures as a percentage of Net Assets is 3.9%.

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 44 Index	12/2030	ICE	(1%)	Quarterly	70,700,000	(87,221)	0	(87,221)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Monthly	1D TIIE(4)	Monthly	CME	8/2026	MXN	95,000,000	14,653	0	14,653

(1)Swaps with CME Group (CME) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Security is perpetual in nature with no stated maturity date.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,167,163,850 or 57.1% of net assets.

(f)	Level 3 security.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $268,651,094 or 4.8% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Zero coupon bond which is issued at a discount.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,538,622	2,227,641,798	1,751,359,992	14,188,593	(1,773)	(5,259)	589,813,396	589,695,457	1.1%
Fidelity Securities Lending Cash Central Fund	-	325,779,454	325,779,454	90,046	-	-	-	-	0.0%
Total	113,538,622	2,553,421,252	2,077,139,446	14,278,639	(1,773)	(5,259)	589,813,396

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Convertible Preferred Stocks
Materials	10,207,590	-	10,207,590	-

Foreign Government and Government Agency Obligations	3,115,498,684	-	3,115,498,684	-

Non-Convertible Corporate Bonds
Communication Services	105,889,607	-	105,889,607	-
Consumer Discretionary	50,438,472	-	50,438,472	-
Consumer Staples	26,112,819	-	26,112,819	-
Energy	678,303,447	-	678,303,447	-
Financials	84,034,420	-	84,034,420	-
Industrials	94,846,965	-	94,846,965	-
Information Technology	2,268,260	-	2,268,260	-
Materials	363,643,958	-	363,643,958	-
Real Estate	24,907,794	-	24,907,794	-
Utilities	121,980,919	-	121,980,919	-

Preferred Securities
Financials	36,268,623	-	35,935,624	332,999
Materials	28,916,038	-	28,916,038	-

U.S. Treasury Obligations	137,043,369	-	137,043,369	-

Money Market Funds	589,813,396	589,813,396	-	-
Total Investments in Securities:	5,470,174,361	589,813,396	4,880,027,966	332,999
Derivative Instruments:

Assets
Swaps	14,653	-	14,653	-
Total Assets	14,653	-	14,653	-

Liabilities
Futures Contracts	(1,053,339)	(1,053,339)	-	-
Swaps	(87,221)	-	(87,221)	-
Total Liabilities	(1,140,560)	(1,053,339)	(87,221)	-
Total Derivative Instruments:	(1,125,907)	(1,053,339)	(72,568)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	-	(87,221)
Total Credit Risk	-	(87,221)
Interest Rate Risk
Futures Contracts (b)	-	(1,053,339)
Swaps (a)	14,653	-
Total Interest Rate Risk	14,653	(1,053,339)
Total Value of Derivatives	14,653	(1,140,560)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,903,001,836)	$4,880,360,965
Fidelity Central Funds (cost $589,818,655)	589,813,396

Total Investment in Securities (cost $5,492,820,491)		$5,470,174,361
Segregated cash with brokers for derivative instruments		4,751,586
Foreign currency held at value (cost $1,232,856)		1,280,123
Receivable for fund shares sold		4,294,671
Interest receivable		81,072,228
Distributions receivable from Fidelity Central Funds		1,785,048
Prepaid expenses		4,032
Total assets		5,563,362,049
Liabilities
Payable for investments purchased	$3,879,672
Payable for fund shares redeemed	4,643,939
Distributions payable	2,243,205
Accrued management fee	3,248,027
Distribution and service plan fees payable	26,146
Payable for daily variation margin on futures contracts	699,017
Payable for daily variation margin on centrally cleared swaps	9,549
Other payables and accrued expenses	261,231
Total liabilities		15,010,786
Net Assets		$5,548,351,263
Net Assets consist of:
Paid in capital		$6,978,805,093
Total accumulated earnings (loss)		(1,430,453,830)
Net Assets		$5,548,351,263

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($79,445,793 ÷ 5,765,066 shares)(a)		$13.78
Maximum offering price per share (100/96.00 of $13.78)		$14.35
Class M :
Net Asset Value and redemption price per share ($26,125,451 ÷ 1,895,243 shares)(a)		$13.78
Maximum offering price per share (100/96.00 of $13.78)		$14.35
Class C :
Net Asset Value and offering price per share ($5,045,018 ÷ 366,177 shares)(a)		$13.78
Fidelity New Markets Income Fund :
Net Asset Value, offering price and redemption price per share ($1,721,859,135 ÷ 124,938,702 shares)		$13.78
Class I :
Net Asset Value, offering price and redemption price per share ($1,335,201,381 ÷ 96,866,530 shares)		$13.78
Class Z :
Net Asset Value, offering price and redemption price per share ($2,380,674,485 ÷ 172,748,230 shares)		$13.78
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$5,961,638
Interest		311,352,830
Income from Fidelity Central Funds (including $90,046 from security lending)		14,278,639
Income before foreign taxes withheld		$331,593,107
Less foreign taxes withheld		(748,462)
Total income		330,844,645
Expenses
Management fee	$35,541,136
Distribution and service plan fees	311,674
Custodian fees and expenses	42,660
Independent trustees' fees and expenses	19,105
Registration fees	133,019
Audit fees	109,754
Legal	464,475
Miscellaneous	56,440
Total expenses before reductions	36,678,263
Expense reductions	(40,245)
Total expenses after reductions		36,638,018
Net Investment income (loss)		294,206,627
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(187,374,424)
Fidelity Central Funds	(1,773)
Foreign currency transactions	(797,257)
Futures contracts	5,000,314
Swaps	(401,805)
Total net realized gain (loss)		(183,574,945)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $166,864)	584,621,530
Fidelity Central Funds	(5,259)
Assets and liabilities in foreign currencies	94,044
Futures contracts	542,158
Swaps	(72,568)
Total change in net unrealized appreciation (depreciation)		585,179,905
Net gain (loss)		401,604,960
Net increase (decrease) in net assets resulting from operations		$695,811,587
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$294,206,627	$232,396,686
Net realized gain (loss)	(183,574,945)	(178,247,412)
Change in net unrealized appreciation (depreciation)	585,179,905	227,437,764
Net increase (decrease) in net assets resulting from operations	695,811,587	281,587,038
Distributions to shareholders	(263,615,691)	(204,955,516)

Share transactions - net increase (decrease)	511,754,399	328,659,432
Total increase (decrease) in net assets	943,950,295	405,290,954

Net Assets
Beginning of period	4,604,400,968	4,199,110,014
End of period	$5,548,351,263	$4,604,400,968

Financial Highlights
Fidelity Advisor® New Markets Income Fund Class A

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.65	$12.42	$11.51	$14.24	$15.09
Income from Investment Operations
Net investment income (loss) A,B	.743	.636	.690	.621	.575
Net realized and unrealized gain (loss)	1.048	.153	.823	(2.796)	(.888)
Total from investment operations	1.791	.789	1.513	(2.175)	(.313)
Distributions from net investment income	(.661)	(.559)	(.603)	(.555)	(.497)
Distributions from net realized gain	-	-	-	-	(.040)
Total distributions	(.661)	(.559)	(.603)	(.555)	(.537)
Net asset value, end of period	$13.78	$12.65	$12.42	$11.51	$14.24
Total Return C,D	14.52%	6.47%	13.61%	(15.30)%	(2.09)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.04%	1.06%	1.16%	1.13%	1.12%
Expenses net of fee waivers, if any	1.04%	1.06%	1.15%	1.13%	1.12%
Expenses net of all reductions, if any	1.04%	1.06%	1.15%	1.13%	1.12%
Net investment income (loss)	5.66%	5.04%	5.95%	5.12%	3.93%
Supplemental Data
Net assets, end of period (000 omitted)	$79,446	$71,880	$75,901	$78,302	$118,896
Portfolio turnover rate G	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class M

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.66	$12.42	$11.52	$14.24	$15.10
Income from Investment Operations
Net investment income (loss) A,B	.743	.636	.690	.621	.576
Net realized and unrealized gain (loss)	1.038	.163	.813	(2.786)	(.898)
Total from investment operations	1.781	.799	1.503	(2.165)	(.322)
Distributions from net investment income	(.661)	(.559)	(.603)	(.555)	(.498)
Distributions from net realized gain	-	-	-	-	(.040)
Total distributions	(.661)	(.559)	(.603)	(.555)	(.538)
Net asset value, end of period	$13.78	$12.66	$12.42	$11.52	$14.24
Total Return C,D	14.42%	6.56%	13.51%	(15.23)%	(2.15)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.04%	1.06%	1.16%	1.13%	1.12%
Expenses net of fee waivers, if any	1.04%	1.06%	1.16%	1.13%	1.11%
Expenses net of all reductions, if any	1.04%	1.06%	1.15%	1.13%	1.11%
Net investment income (loss)	5.66%	5.04%	5.95%	5.11%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$26,125	$24,569	$25,507	$25,747	$38,589
Portfolio turnover rate G	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class C

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.65	$12.42	$11.51	$14.24	$15.09
Income from Investment Operations
Net investment income (loss) A,B	.645	.543	.609	.536	.471
Net realized and unrealized gain (loss)	1.048	.153	.823	(2.798)	(.891)
Total from investment operations	1.693	.696	1.432	(2.262)	(.420)
Distributions from net investment income	(.563)	(.466)	(.522)	(.468)	(.390)
Distributions from net realized gain	-	-	-	-	(.040)
Total distributions	(.563)	(.466)	(.522)	(.468)	(.430)
Net asset value, end of period	$13.78	$12.65	$12.42	$11.51	$14.24
Total Return C,D	13.67%	5.69%	12.83%	(15.91)%	(2.81)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.79%	1.79%	1.86%	1.85%	1.86%
Expenses net of fee waivers, if any	1.79%	1.79%	1.85%	1.85%	1.85%
Expenses net of all reductions, if any	1.79%	1.79%	1.85%	1.85%	1.85%
Net investment income (loss)	4.91%	4.31%	5.25%	4.39%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$5,045	$7,925	$9,961	$12,908	$23,000
Portfolio turnover rate G	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® New Markets Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.65	$12.42	$11.51	$14.24	$15.10
Income from Investment Operations
Net investment income (loss) A,B	.781	.672	.727	.658	.624
Net realized and unrealized gain (loss)	1.048	.154	.823	(2.796)	(.899)
Total from investment operations	1.829	.826	1.550	(2.138)	(.275)
Distributions from net investment income	(.699)	(.596)	(.640)	(.592)	(.545)
Distributions from net realized gain	-	-	-	-	(.040)
Total distributions	(.699)	(.596)	(.640)	(.592)	(.585)
Net asset value, end of period	$13.78	$12.65	$12.42	$11.51	$14.24
Total Return C	14.84%	6.78%	13.97%	(15.04)%	(1.84)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.75%	.77%	.84%	.82%	.80%
Expenses net of fee waivers, if any	.75%	.77%	.84%	.82%	.79%
Expenses net of all reductions, if any	.75%	.77%	.84%	.82%	.79%
Net investment income (loss)	5.95%	5.33%	6.27%	5.43%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,721,859	$1,566,157	$1,634,400	$1,613,198	$2,313,928
Portfolio turnover rate F	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class I

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.66	$12.42	$11.51	$14.25	$15.10
Income from Investment Operations
Net investment income (loss) A,B	.776	.664	.726	.659	.620
Net realized and unrealized gain (loss)	1.038	.168	.822	(2.808)	(.890)
Total from investment operations	1.814	.832	1.548	(2.149)	(.270)
Distributions from net investment income	(.694)	(.592)	(.638)	(.591)	(.540)
Distributions from net realized gain	-	-	-	-	(.040)
Total distributions	(.694)	(.592)	(.638)	(.591)	(.580)
Net asset value, end of period	$13.78	$12.66	$12.42	$11.51	$14.25
Total Return C	14.71%	6.83%	13.95%	(15.11)%	(1.80)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.79%	.83%	.85%	.83%	.83%
Expenses net of fee waivers, if any	.79%	.83%	.85%	.83%	.83%
Expenses net of all reductions, if any	.79%	.83%	.85%	.83%	.83%
Net investment income (loss)	5.91%	5.27%	6.25%	5.42%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,335,201	$1,278,868	$743,318	$769,765	$1,148,584
Portfolio turnover rate F	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class Z

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.65	$12.42	$11.51	$14.24	$15.10
Income from Investment Operations
Net investment income (loss) A,B	.789	.680	.737	.666	.628
Net realized and unrealized gain (loss)	1.047	.154	.823	(2.793)	(.893)
Total from investment operations	1.836	.834	1.560	(2.127)	(.265)
Distributions from net investment income	(.706)	(.604)	(.650)	(.603)	(.555)
Distributions from net realized gain	-	-	-	-	(.040)
Total distributions	(.706)	(.604)	(.650)	(.603)	(.595)
Net asset value, end of period	$13.78	$12.65	$12.42	$11.51	$14.24
Total Return C	14.91%	6.85%	14.07%	(14.96)%	(1.77)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.69%	.71%	.75%	.73%	.72%
Expenses net of fee waivers, if any	.69%	.70%	.75%	.73%	.72%
Expenses net of all reductions, if any	.69%	.70%	.75%	.73%	.72%
Net investment income (loss)	6.01%	5.40%	6.35%	5.52%	4.33%
Supplemental Data
Net assets, end of period (000 omitted)	$2,380,674	$1,655,002	$1,710,024	$1,732,330	$2,148,384
Portfolio turnover rate F	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity New Markets Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New Markets Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax withheld.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$367,586,143
Gross unrealized depreciation	(290,292,795)
Net unrealized appreciation (depreciation)	$77,293,348
Tax Cost	$5,392,826,015

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,716,803
Capital loss carryforward	$(1,513,339,548)
Net unrealized appreciation (depreciation) on securities and other investments	$77,335,781

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(263,356,663)
Long-term	(1,249,982,885)
Total capital loss carryforward	$(1,513,339,548)

Due to large redemptions in a prior period, approximately $412,365,318 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $109,332,545 of those capital losses per year to offset capital gains.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$263,615,691	$204,955,516

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity New Markets Income Fund
Credit Risk
Swaps	(58,238)	(87,221)
Total Credit Risk	(58,238)	(87,221)
Interest Rate Risk
Futures Contracts	5,000,314	542,158
Swaps	(343,567)	14,653
Total Interest Rate Risk	4,656,747	556,811
Totals	4,598,509	469,590

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Markets Income Fund	996,074,936	1,056,351,165
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.81
Fidelity New Markets Income Fund	.79
Class I	.81
Class Z	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.77
Class M	.77
Class C	.77
Fidelity New Markets Income Fund	.73
Class I	.77
Class Z	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	185,532	3,209
Class M	- %	.25%	62,366	159
Class C	.75%	.25%	63,776	2,687
			311,674	6,055

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	5,193
Class M	798
Class C A	26
6,017

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity New Markets Income Fund	6,488
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity New Markets Income Fund	9,462	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $40,245.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity New Markets Income Fund
Distributions to shareholders
Class A	$3,741,100	$3,290,652
Class M	1,256,335	1,117,953
Class C	272,144	336,957
Fidelity New Markets Income Fund	84,624,846	75,939,850
Class I	66,971,840	44,431,224
Class Z	106,749,426	79,838,880
Total	$263,615,691	$204,955,516
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity New Markets Income Fund
Class A
Shares sold	792,252	508,693	$10,459,778	$6,427,581
Reinvestment of distributions	277,117	254,534	3,658,415	3,201,219
Shares redeemed	(984,872)	(1,195,133)	(12,912,640)	(15,042,586)
Net increase (decrease)	84,497	(431,906)	$1,205,553	$(5,413,786)
Class M
Shares sold	167,624	190,927	$2,210,080	$2,406,107
Reinvestment of distributions	91,825	86,820	1,212,126	1,092,283
Shares redeemed	(305,285)	(390,171)	(3,996,179)	(4,917,079)
Net increase (decrease)	(45,836)	(112,424)	$(573,973)	$(1,418,689)
Class C
Shares sold	34,687	19,995	$457,327	$253,906
Reinvestment of distributions	20,627	26,773	271,052	336,215
Shares redeemed	(315,488)	(222,707)	(4,135,135)	(2,810,213)
Net increase (decrease)	(260,174)	(175,939)	$(3,406,756)	$(2,220,092)
Fidelity New Markets Income Fund
Shares sold	20,145,391	14,277,581	$266,893,743	$179,925,460
Reinvestment of distributions	5,531,788	5,241,463	73,030,746	65,929,946
Shares redeemed	(24,499,562)	(27,370,481)	(316,624,021)	(343,547,296)
Net increase (decrease)	1,177,617	(7,851,437)	$23,300,468	$(97,691,890)
Class I
Shares sold	16,169,128	51,818,173	$212,044,400	$656,812,550
Reinvestment of distributions	5,019,365	3,440,519	66,268,683	43,448,547
Shares redeemed	(25,365,512)	(14,062,952)	(330,756,174)	(177,776,944)
Net increase (decrease)	(4,177,019)	41,195,740	$(52,443,091)	$522,484,153
Class Z
Shares sold	45,625,838	11,274,559	$591,147,743	$141,641,587
Reinvestment of distributions	6,846,756	5,350,032	90,668,599	67,292,193
Shares redeemed	(10,508,579)	(23,545,712)	(138,144,144)	(296,014,044)
Net increase (decrease)	41,964,015	(6,921,121)	$543,672,198	$(87,080,264)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity New Markets Income Fund	33%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity New Markets Income Fund	33
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity New Markets Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Markets Income Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 2.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $263,615,690 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity New Markets Income Fund
Class A	Various	$0.6611	$0.0001
Class M	Various	$0.6613	$0.0001
Class C	Various	$0.5628	$0.0001
Fidelity New Markets Income Fund	Various	$0.6988	$0.0001
Class I	Various	$0.6941	$0.0001
Class Z	Various	$0.7065	$0.0001

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540082.128
NMI-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026